Stock Options and Warrants - Schedule of Issued and Outstanding Warrants (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2020
2018 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of closing price of common stock funding purchase price	110.00%